Provisions for legal proceedings (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Provisions For legal Proceedings [Abstract]
Judicial deposits amount	$ 488
Description of amount included in judicial deposits	(i) US$ 168 referring to IRPJ and CSLL for not adding profits of subsidiaries and affiliates domiciled abroad to the IRPJ and CSLL calculation basis; (ii) US$ 144 relating to the unification of Fields (Cernambi, Tupi, Tartaruga Verde and Tartaruga Mestiça); (iii) US$ 98 related to IRRF on the chartering of platforms; (iv) US$ 70 referring to IRPJ and CSLL in the deduction of expenses with Petros; and (v) US$ 63 referring to several judicial deposits of a tax nature, mainly offset by (vi) US$ 132 referring to indemnity action due to the unilateral termination of contract for the securitization of IPI credits.
Description of contingent liabilities	(i) US$ 505 in civil matters involving contractual issues; (ii) US$ 233 referring to ICMS collection on inventories and value added; (iii) US$ 187 referring to lawsuits involving civil liability; (iv) US$ 139 in lawsuits discussing the difference in special interest and royalties in different fields; (v) US$ 91 of requests for offsetting federal taxes not approved by the Federal Revenue Service of Brazil; and (vi) US$ 110 referring to lawsuits involving the collection of IRPJ and CSLL deducting Petros' expenses. This effect was partially offset by: (vii) US$ 638 reduction in collective lawsuits in which unions question the formula for calculating the RMNR Complement, based on the published minutes of the judgment session of the Declaratory Action of Constitutionality (ADC) No. 58 by the Federal Supreme Court in relation to the financial update indexes applied to labor debts; (viii) US$ 339 for the review of amounts and transfer to probable loss in environmental indemnity and fine actions related to the Company's operation; and (ix) US$ 58 for the write-off of amounts referring to the agreement related to the Company's operations in Ilha Grande Bay (RJ).
Contingent liabilities	$ 6,263